Note 19 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Derivative, Fair Value, Net	$ (4,685)
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 13,702	$ 0
Number of Foreign Currency Derivatives Held	6		12
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 19,800		$ 39,600
Derivative, Average Forward Exchange Rate	1.0869		1.0837
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.53%-3.50% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held			3
Derivative, Notional Amount			$ 33,683
Number of Interest Rate Derivatives Terminated			1
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 721,222		$ 805,028
Interest Rate Cash Flow Hedge Asset at Fair Value	19,445		31,645
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	8,050
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375
Derivative, Number of Instruments Held	2
Derivative, Fair Value, Net	$ 4,685		18,387
Foreign Exchange Forward [Member]
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	3,060	$ (3,212)
Foreign Currency Fair Value Hedge Liability at Fair Value			$ 1,369
Foreign Currency Fair Value Hedge Asset at Fair Value	1,691
FX Option, Zero Cost Collar [Member]
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	(2,994)
Foreign Currency Fair Value Hedge Liability at Fair Value	$ 2,994